COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES

NOTE 17 – COMMITMENTS AND CONTINGENCIES

Leases:

Estimated future minimum lease payments, utilizing current exchange rates at December 31, 2017, over the estimated lease terms are summarized below:

Years Ending December 31,
2018	$20,226
2019	19,053
2020	18,445
2021	17,744
2022	15,164
Thereafter	73,477

Total	$164,109

Aggregate rental expense for all operating leases was $21.1 million, $19.6 million and $16.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Commitments:

New Zealand:

Handsets

In October 2016, 2degrees signed a purchase agreement, effective as of August 1, 2016, with a handset manufacturer that requires 2degrees to purchase a minimum number of handsets per quarter for three years (beginning with the third quarter of 2016). As part of the purchase agreement, 2degrees has committed to allocate $1.3 million NZD ($0.9 million based on the exchange rate at December 31, 2017) of its advertising budget per contract year to related marketing. As of December 31, 2017, the outstanding obligation for handset purchases under this purchase agreement, based on the exchange rate at that date, was approximately $71.0 million, which we expect to fulfill in 2018. We have not reduced the commitment for potential rebates.

Spectrum Licenses

On November 28, 2011, 2degrees accepted an offer from the New Zealand Ministry of Economic Development to renew its 800/900 MHz spectrum licenses effective November 25, 2022 through November 28, 2031. The price will be calculated at the time payment is due in 2022 based on changes to the Consumer Price Index and other variables, but will not exceed $9.5 million, based on the exchange rate at December 31, 2017.

Huawei

As of December 31, 2017, 2degrees had an outstanding commitment with Huawei for technical support and spare parts maintenance, software upgrades, products, and professional services through 2020 in the aggregate amount of $27.4 million. This aggregate commitment is for cell sites on air as of December 31, 2017 and will be updated quarterly to reflect new site additions. This commitment also assumes that in 2020, upon termination of the agreement, 2degrees will purchase the existing software license from Huawei.

The aggregate amounts of the aforementioned obligations to Huawei outstanding as of December 31, 2017, based on the exchange rate at that date, are as follows:

Years ending December 31,
2018	$10,802
2019	10,802
2020	5,754

Total	$27,358

2degrees also has submitted purchase orders to Huawei in the amount of $1.1 million, based on the exchange rate at December 31, 2017, for other equipment and services, which the Company expects to be fulfilled during 2018.

Rural Broadband Infrastructure

In August 2017, the New Zealand government signed an agreement with the New Zealand telecommunications carriers’ joint venture group to fund a portion of the country’s rural broadband infrastructure project (the “RBI2 Agreement”). Under the RBI2 Agreement, 2degrees has a commitment to invest $20 million NZD over several years at such times as called upon in accordance with payment milestones agreed upon between the parties to the RBI2 Agreement.

Other

As of December 31, 2017, 2degrees had purchase commitments through 2019 of $5.0 million with various vendors to acquire hardware and software related to ongoing network and Information Technology (“IT”) projects, as well as for IT support services, IT development, retail store fit-outs, broadband capacity payments and advertising and marketing costs. None of these commitments is significant individually.

Bolivia:

In December 2016, NuevaTel signed an agreement with Telefónica Celular de Bolivia S.A. (“Telecel”) pursuant to which Telecel provides NuevaTel an Indefeasible Right to Use of its existing and future capacity to transport national telecommunications data. This purchase commitment expires in 2031. As of December 31, 2017, the minimum purchase commitment with Telecel was $27.9 million, as follows:

Years ending December 31,
2018	$7,370
2019	1,577
2020	1,577
2021	1,577
2022	1,577
Thereafter	14,193

Total	$27,871

In December 2011, NuevaTel signed an agreement with America Móvil Peru S.A.C. (“Claro”) pursuant to which Claro provides NuevaTel international data telecommunications service through its existing and future capacity in Peruvian territory on the border with Bolivia. This purchase commitment was amended in the second quarter of 2017 and expires in 2027. As of December 31, 2017, the minimum purchase commitment with Claro was $7.1 million, as follows:

Years ending December 31,
2018	$2,343
2019	533
2020	533
2021	533
2022	533
Thereafter	2,666

Total	$7,141

NuevaTel has a purchase commitment with Nokia Solutions and Networks Oy and Nokia Solutions and Networks Bolivia S.A. (hereinafter, together “Nokia”) for telecommunications equipment, software and services related to network expansion as well as a support service agreement. As of December 31, 2017, NuevaTel’s remaining purchase commitment with Nokia totaled $5.5 million, which the Company expects to be fulfilled during 2018.

NuevaTel also has purchase commitments through 2020 of $15.7 million with various vendors to acquire telecommunications equipment, support services, inventory and advertising which are not significant individually.

The Bolivian regulatory authority, the Autoridad de Regulación y Fiscalización de Telecomunicaciones y Transportes of Bolivia (“ATT”) has conditioned the 4G license awarded to NuevaTel on meeting service deployment standards, requiring that the availability of 4G service expand over a 96-month period from urban to rural areas. NuevaTel has met its initial 4G launch commitments and is required to build LTE sites in 170 municipalities in Bolivia by May 2018 and in all the 339 municipalities of Bolivia by May 2022. NuevaTel expects to meet these requirements and anticipates that deployment costs will increase as it penetrates less densely populated regions.

Contingencies:

General:

The financial statements reflect certain assumptions based on telecommunications laws, regulations and customary practices currently in effect in the countries in which the Company’s subsidiaries operate. These laws and regulations can have a significant influence on the Company’s results of operations and are subject to change by the responsible governmental agencies. The Company assesses the impact of significant changes in laws, regulations and political stability on a regular basis and updates the assumptions and estimates used to prepare its financial statements when deemed necessary. However, the Company cannot predict what future laws and regulations might be passed or what other event might occur that could have a material effect on its investments or results of operations. In particular, Bolivia has experienced, or may experience, political and social instability.

In addition to issues specifically discussed elsewhere in these Notes to our Consolidated Financial Statements, the Company is a party to various lawsuits, regulatory proceedings and other matters arising in the ordinary course of business. Management believes that although the outcomes of these proceedings are uncertain, any liability ultimately arising from these actions should not have a material adverse impact on the Company’s financial condition, results of operations, or cash flows. The Company has accrued for any material contingencies where the Company’s management believes the loss is probable and estimable.

Bolivian Regulatory Matters:

Under the Bolivian Telecommunications Law, carriers must negotiate new licenses (to replace their existing concessions) with the government. Both the law and the Bolivian constitution specify that carriers’ vested rights under their existing concessions will be preserved; however, the Company cannot guarantee that these protections will be respected by the Bolivian government. The ATT migrated the original concessions of Entel and Tigo, wireless competitors to NuevaTel, to new licenses in 2016 in conjunction with renewing their original concessions that were due to expire. In early 2016, the ATT also issued a proposed replacement contract template to NuevaTel that purportedly incorporates provisions of the licenses accepted by Entel and Tigo. NuevaTel has submitted comments on the draft to the ATT and is in discussions with the ATT regarding revisions to the draft. The Company is uncertain whether any of NuevaTel’s proposed revisions will be accepted by the ATT, whether a proposed replacement license will be offered by the ATT to NuevaTel, whether the terms of any replacement license that the ATT may offer will fully respect NuevaTel’s vested rights under its existing concession, or whether a replacement license will eliminate the need for NuevaTel to seek a license renewal at the time its existing concession is scheduled to expire in November 2019.

NuevaTel’s network has experienced several network outages affecting voice and 3G and 4G data services both locally and nationally over the past several years, and outages continue to occur from time to time due to a variety of causes; some of these outages relate to equipment failures or malfunctions within NuevaTel’s network and some outages are the result of failures or service interruptions on communications facilities (e.g. fiber optics lines) leased by NuevaTel from other carriers. NuevaTel has voluntarily compensated the customers affected by several of these outages. As to most of these outages, the ATT is investigating if the outages were unforeseen or were events that could have been avoided by NuevaTel, and, if avoidable, whether penalties should be imposed. The ATT investigated an August 2015 outage (in the town of San José de Chiquitos) and imposed a fine of $4.5 million against NuevaTel in 2016. NuevaTel appealed the ATT’s decision on the grounds that the interruption was attributable to a force majeure event. The fine was rescinded by the ATT and then reimposed on different grounds. In June 2017, the Ministry of Public Works, Services and Housing (the “Ministry”) vacated the fine, but allowed the ATT to reinstate the penalty provided it can establish that NuevaTel was responsible for the service interruption. The ATT has reinstated the penalty. NuevaTel will continue to contest the matter vigorously. The Company believes that NuevaTel has strong defenses against the imposition of a significant fine, thus no amount has been accrued in our Consolidated Balance Sheets.

In April 2013, the ATT notified NuevaTel that it proposed to assess a fine of $2.2 million against NuevaTel for delays in making repairs to public telephone equipment in several Bolivian cities in 2010. NuevaTel accrued the full amount of the fine but also filed an appeal with the Supreme Court in regard to the manner in which the fine was calculated. In December 2017, the court rescinded the fine on procedural grounds but permitted the ATT to reimpose the fine. NuevaTel expects that the ATT will do so; in such event, NuevaTel will have the right to discharge the fine by paying half of the stated amount of the penalty on condition that NuevaTel foregoes any right of appeal. NuevaTel is undecided as what action it may take in such event.